Long-term Debt - Information Per Loan (Details) (USD $) In Thousands, unless otherwise specified	60 Months Ended			28 Months Ended			23 Months Ended			18 Months Ended						15 Months Ended		15 Months Ended
	Dec. 31, 2012 Commerzbank AG $120,000 facility	Dec. 31, 2011 Commerzbank AG $120,000 facility	Dec. 27, 2007 Commerzbank AG $120,000 facility	Dec. 31, 2012 Commerzbank AG $26,000 facility	Dec. 31, 2011 Commerzbank AG $26,000 facility	Sep. 03, 2010 Commerzbank AG $26,000 facility	Dec. 31, 2012 Credit Agricole Corporate and Investment Bank	Dec. 31, 2011 Credit Agricole Corporate and Investment Bank	Jan. 20, 2011 Credit Agricole Corporate and Investment Bank	Dec. 31, 2012 ABN Amro Bank N.V.	Dec. 31, 2011 ABN Amro Bank N.V.	Jul. 21, 2011 ABN Amro Bank N.V.	Dec. 31, 2012 HSH Nordbank AG	Dec. 31, 2011 HSH Nordbank AG	Oct. 03, 2011 HSH Nordbank AG	Dec. 31, 2012 HSH Nordbank AG - Supramax tranche	Oct. 03, 2011 HSH Nordbank AG - Supramax tranche	Dec. 31, 2012 HSH Nordbank AG - Capesize tranche	Oct. 03, 2011 HSH Nordbank AG - Capesize tranche
Long term debt [Line Items]
Loan amount			$ 120,000			$ 26,000			$ 70,000			$ 31,000			$ 64,500		$ 48,500		$ 16,000
Vessels provided as security	Star Gamma, Star Delta, Star Epsilon, Star Zeta and Star Theta			Star Aurora			Star Borealis and Star Polaris			Star Big and Star Mega
Loan reference interest rate	LIBOR			LIBOR			LIBOR			LIBOR						LIBOR or cost of funds (whichever is greater)		LIBOR or cost of funds (whichever is greater)
Loan interest rate margin			0.8% to 1.25%			2.6%			2.7%			2.9%					2.75%		3%
Outstanding borrowings	$ 71,386	$ 84,000		$ 17,064	$ 21,250		$ 62,849	$ 66,790		$ 24,000	$ 29,600		$ 48,815	$ 64,500